Schedule of Notes and Amounts Receivable for the Equity Issued (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Notes And Amounts Receivable For Equity Issued
Notes receivable	$ 90,425	$ 97,907
Amounts receivable		15,402
Notes and Amounts Receivable for Equity Issued	$ 90,425	$ 113,309